SUCCESSOR CONDENSED FINANCIAL INFORMATION OF WALDENCAST PLC (PARENT COMPANY ONLY) - Condensed Balance Sheet (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 30, 2020	Oct. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 21,089	$ 8,693
Total current assets	107,327	91,043
TOTAL ASSETS	1,042,710	1,090,075
CURRENT LIABILITIES:
Derivative warrant liabilities	28,647	18,311
TOTAL LIABILITIES	273,437	290,177
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)			$ 0.50
Common shares authorized (in shares)			25,000,000	25,000,000	50,000
Common shares outstanding (in shares)			8,000,002
Additional paid-in capital	871,527	796,038
Accumulated deficit	(246,761)	(156,780)
Accumulated other comprehensive loss	(151)	(29)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	624,626	639,239
Noncontrolling Interest	144,647	160,659
TOTAL SHAREHOLDERS' EQUITY	769,273	799,898
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 1,042,710	$ 1,090,075
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares authorized (in shares)	1,000,000,000	1,000,000,000
Common shares outstanding (in shares)	101,228,857	86,460,560
Successor ordinary shares	$ 9	$ 8
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares authorized (in shares)	100,000,000	100,000,000
Common shares outstanding (in shares)	20,847,553	21,104,225
Successor ordinary shares	$ 2	$ 2
Parent Company
CURRENT ASSETS:
Cash and cash equivalents	419	3,215
Intercompany receivable	51,964	0
Total current assets	52,383	3,215
Investment in subsidiary	745,537	823,936
TOTAL ASSETS	797,920	827,151
CURRENT LIABILITIES:
Intercompany payables	0	8,942
Derivative warrant liabilities	28,647	18,311
TOTAL LIABILITIES	28,647	27,253
SHAREHOLDERS’ EQUITY:
Additional paid-in capital	871,527	796,038
Accumulated deficit	(246,761)	(156,780)
Accumulated other comprehensive loss	(151)	(29)
TOTAL CONTROLLING SHAREHOLDERS’ EQUITY	624,626	639,239
Noncontrolling Interest	144,647	160,659
TOTAL SHAREHOLDERS' EQUITY	769,273	799,898
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 797,920	$ 827,151
Parent Company | Class A Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares authorized (in shares)	1,000,000,000	1,000,000,000
Common shares outstanding (in shares)	101,228,857	86,460,560
Successor ordinary shares	$ 9	$ 8
Parent Company | Class B Ordinary Shares
SHAREHOLDERS’ EQUITY:
Common shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common shares authorized (in shares)	1,000,000,000	1,000,000,000
Common shares outstanding (in shares)	20,847,553	21,104,225
Successor ordinary shares	$ 2	$ 2